DEBT - Accretion and interest expense, excluding debt issuance cost amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Accretion expense	$ 171	$ 171	$ 341	$ 341	$ 681	$ 556
Debt issuance cost amortization			78	80	161	93
Interest paid	455	361	977	769	1,451	760
Convertible Debt
Debt Instrument [Line Items]
Accretion expense	95	95	191	191	381	381
Interest paid	75	77	221	221	221	304
Centurion debenture
Debt Instrument [Line Items]
Accretion expense	76	76	150	150	300	175
Debt issuance cost amortization	39	40	78	80	161	93
Interest paid	$ 380	$ 284	$ 756	$ 548	$ 1,230	$ 456